Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Parenthetical) (Detail)
¥ in Thousands, $ in Thousands
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity, Primary Beneficiary [Member]
Net asset balance	¥ 391,422	$ 60,747	¥ 428,351